SCHEDULE OF WARRANT DERIVATIVE LIABILITY (Details) - Warrants [member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Beginning of the period	$ 4,196,125
Warrants issued	7,282,325	3,985,015
Change in fair value of warrants outstanding	786,825	211,110
Warrants exercised	(2,882,315)
Ending of the period	$ 9,382,960	$ 4,196,125